OTHER ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER ASSETS

NOTE 3 – OTHER ASSETS

Other assets consisted of the following:

	September 30,	December 31,
	2025	2024
Deposits	$145,811	$104,811
Lease Maintenance Reserve	689,750	689,750
Total Other Assets	$835,561	$794,561

NOTE 3 – OTHER ASSETS Other assets consisted of the following:
	December 31,
	2024	2023
Deposits	$104,811	$108,361
Lease Maintenance Reserve	689,750	689,750
Total Other Assets	$794,561	$798,111